Loan Receivable, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ 1,355
Provision	(1,351)	1,353
Exchange difference	4	2
Balance at end of the year		$ 1,355